BUSINESS SEGMENTS, MAJOR CUSTOMERS AND SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK (Tables)	12 Months Ended
Dec. 28, 2013
Business Segments And Major Customers [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Summarized financial information concerning the Company's reportable segments is shown in the following table (amounts in thousands):

	North America	EMEA	Strategic Alliances	Not Allocated to Segments	Total
As of and for the fiscal year ended December 28, 2013:
Revenues	$32,731	$22,640			$55,371
Income (loss) from operations	7,603	5,132	(468)	$(14,209)	(1,942)
Interest income				4	4
Income (loss) before income tax provision	7,603	5,132	(468)	(14,205)	(1,938)
Depreciation and amortization				670	670
Total assets	$4,522	$7,194		$25,108	$36,824

As of and for the fiscal year ended December 29, 2012:
Revenues	$36,066	$16,943			$53,009
Income (loss) from operations	9,537	2,958		$(13,592)	(1,097)
Interest income				6	6
Income (loss) before income tax provision	9,537	2,958		(13,576)	(1,081)
Depreciation and amortization				767	767
Total assets	$6,640	$6,122		$22,554	$35,316

Schedule of Revenue from External Customers by Geographical Areas [Table Text Block]
In accordance with the provisions of FASB ASC 280-10, revenues earned in the United States and internationally based on the location where the services are performed are shown in the following table (amounts in thousands):

	Revenues		Loss Before Income Tax Provision
	Fiscal Year 2013	Fiscal Year 2012	Fiscal Year 2013	Fiscal Year 2012
United States	$32,845	$36,789	$(1,150)	$(750)
International:
United Kingdom	20,464	13,344	(716)	(272)
Other	2,062	2,876	(72)	(59)
Total	$55,371	$53,009	$(1,938)	$(1,081)

Schedule of Revenue and Accounts Receivable by Major Customers by Reporting Segments [Table Text Block]
Major customers in terms of significance to Cartesian's revenues (i.e. in excess of 10% of revenues) for fiscal years 2013 and 2012 and accounts receivable as of December 28, 2013 and December 29, 2012 were as follows (amounts in thousands):

	Revenues
	Fiscal Year 2013		Fiscal Year 2012
	North America	EMEA	North America	EMEA
Customer A	$12,014		$14,363
Customer B	$-	$10,719	$-	$3,582
Customer C	$6,347		$5,860
Customer D	$5,329		$6,675

	Accounts Receivable
	December 28, 2013	December 29, 2012
Customer A	$1,756	$2,679
Customer B	$4,056	$1,289
Customer C	$565	$1,085
Customer D	$595	$1,314